S000101029 [Member] Expense Example - AB Municipal Income Shares C - AB Municipal Income Shares C	Apr. 30, 2026 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

[1]	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.